FAIR VALUE DISCLOSURES (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 713	$ 2,026
Other Equity Investments, Fair Value Disclosure	1	1
Derivative Asset, Fair Value, Net	20	9
Cash and Cash Equivalents, Fair Value Disclosure	127	145
GMIB Reinsurance Contracts, Fair Value Disclosure	0	7
Separate Accounts Assets, Fair Value Disclosure		1,638
Total Assets At Fair Value	2,693	3,817
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	14
Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	633	1,719
US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	34	113
State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6	28
Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure		2
Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	24	35
Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure		20
Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure		11
Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	16	98
MSO and IUL indexed features
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	14
Fair Value Inputs Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8	37
Other Equity Investments, Fair Value Disclosure	1	1
Cash and Cash Equivalents, Fair Value Disclosure	127	145
Separate Accounts Assets, Fair Value Disclosure	1,823	1,623
Total Assets At Fair Value	1,959	1,806
Fair Value Inputs Level 1 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8	37
Fair Value Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	672	1,913
Separate Accounts Assets, Fair Value Disclosure	15	15
Total Assets At Fair Value	701	1,928
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	14
Fair Value Inputs Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	624	1,684
Fair Value Inputs Level 2 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	34	113
Fair Value Inputs Level 2 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6	28
Fair Value Inputs Level 2 [Member] | Foreign Govts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure		2
Fair Value Inputs Level 2 [Member] | Residential Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure		20
Fair Value Inputs Level 2 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure		5
Fair Value Inputs Level 2 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8	61
Fair Value Inputs Level 2 [Member] | Options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Net	14
Fair Value Inputs Level 2 [Member] | MSO and IUL indexed features
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	14
Fair Value Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	33	76
GMIB Reinsurance Contracts, Fair Value Disclosure	0	7
Total Assets At Fair Value	33	83
Fair Value Inputs Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	9	35
Fair Value Inputs Level 3 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	24	35
Fair Value Inputs Level 3 [Member] | Asset-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure		$ 6